Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 13 — Subsequent Events

On April 18, 2022, the Company announced a leadership transition to a sole CEO, which it believes will help simplify its operating structure, and appointed Adam Goldstein to that role. Brett Adcock’s service as the Company’s Co-CEO ended effective April 13, 2022 (the “Separation Date”). Mr. Adcock and the Company have entered into a separation agreement (the “Separation Agreement”), dated April 28, 2022, pursuant to which Mr. Adcock agreed to a customary general release and waiver of claims, a covenant not to sue the Company, and a twelve month lock-up period related to the transfer of any capital stock (or securities convertible into capital stock) of the Company, subject to a limited exception to (i) sell a limited portion of his holdings in each of the third and fourth quarters of 2022 and the first quarter of 2023 and (ii) transfer shares in connection with the payment of taxes associated with the settlement of shares underlying the Founder Grant (as defined in Note 9 - Stock-Based Compensation). The Separation Agreement entitles Mr. Adcock to receive certain severance benefits after the Separation Date, including but not limited to: (i) salary continuation payments based on his current salary of $600,000 for a period of twenty-four months, less standard payroll deductions and tax withholdings; (ii) an additional cash bonus severance payment equal to $600,000, which equals two times the amount of Mr. Adcock’s target annual bonus for 2022; (iii) a cash severance payment with respect to COBRA premiums equal to $64,602.48; (iv) twenty-four months of accelerated vesting of Mr. Adcock’s unvested shares subject to time-based equity awards (excluding the Founder Grant); (v) eligibility for continued vesting upon the achievement of certain milestones of the Founder Grant that will remain outstanding for fifteen months following the Separation Date; and (vi) an additional payment equal to $1,500,000.

On May 9, 2022, the Board of Directors of the Company received a letter from Mr. Adcock resigning as a director of the Company, effective immediately.

Note 15 — Subsequent Events

We evaluated subsequent events and transactions that occurred after the balance sheet date through the date of the issuance of these consolidated financial statements. Other than as described below, we did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 14, 2022, we entered into a sublease agreement with Forescout Technologies, Inc. The sublease is for approximately 96,000 rentable square feet of building space in the building located at 190 West Tasman Drive, San Jose, California. Archer intends that the premises will become its corporate headquarters. The term of the sublease commences on March 26, 2022 and will expire on October 31, 2026, with no option to extend. Base rent payments due under the sublease are expected to be approximately $12 million in the aggregate over the term of the sublease. We are also responsible for certain other costs under the sublease, such as certain build-out expenses, operating expenses, taxes, assessments, insurance, and utilities.

On March 9, 2022, we entered into a lease agreement with SIR Properties Trust. The lease is for approximately 68,000 rentable square feet of building space in the building located at 77 Rio Robles, San Jose, California. Archer intends that the premises will be used for lab space and a low rate initial production facility. The term of the lease commences 210 days after the landlord delivers possession of the premises to us, subject to certain demolition work being completed, and will expire 90 months thereafter, with an option for us to extend the term for one additional five-year period. Base rent payments due under the lease are expected to be approximately $15 million in the aggregate over the term of the lease. We are also responsible for certain other costs under the lease, such as certain build-out expenses, operating expenses, taxes, assessments, insurance, and utilities. However, the lease does require that the landlord shall provide us with an allowance that may be applied against certain of our build-out and moving expenses. The foregoing summary of key terms of the lease does not purport to be complete and is subject to, and qualified in its entirety by, the complete text of the lease, a copy of which we expect to file with our Quarterly Report on Form 10-Q for the quarterly period ending March 31, 2022.